Fair value measurement - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	$ 377,324
Financial instruments at end of period	401,969	$ 377,324
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,587
Assets at end of period	3,877	3,587
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	247,281
Assets at end of period	278,635	247,281
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	134,570
Assets at end of period	125,829	134,570
Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,047
Assets at end of period	4,466	3,047
Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(392)
Liabilities at end of period	(482)	(392)
Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(5,998)
Liabilities at end of period	(5,975)	(5,998)
Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,760)
Liabilities at end of period	(3,589)	(3,760)
Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Total gains (losses) recorded in income statement	(26)
Total gains/(losses) recorded in other comprehensive income	7
Purchases and other additions	618
Sales	(255)
Issues	(198)
Settlements	247
Transfers into level 3	53
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	1,408	6,752
Removal of discontinued UK and Europe operations		(6,206)
Total gains (losses) in income statement		537
Total gains/(losses) recorded in other comprehensive income		(14)
Purchases and other additions		336
Sales		(201)
Issues		132
Settlements		72
Financial instruments at end of period	1,854	1,408
Net unrealised gains (losses) on financial instruments held at the end of the year	(46)	19
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,587	6,054
Removal of discontinued UK and Europe operations		(2,509)
Total gains (losses) in income statement	(2)	1
Issues	277	275
Settlements	(401)	(234)
Assets at end of period	3,461	3,587
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	276	656
Removal of discontinued UK and Europe operations		(440)
Total gains (losses) in income statement	4	(11)
Total gains/(losses) recorded in other comprehensive income	9	3
Purchases and other additions	428	69
Sales	(169)	(1)
Assets at end of period	548	276
Net unrealised gains (losses) on financial instruments held at the end of the year	(34)	(11)
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6	1,505
Removal of discontinued UK and Europe operations		(1,498)
Total gains (losses) in income statement	(5)	6
Purchases and other additions	10
Sales	(2)	(7)
Transfers into level 3	53
Assets at end of period	62	6
Net unrealised gains (losses) on financial instruments held at the end of the year	1
Level 3 | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	1,301	6,714
Removal of discontinued UK and Europe operations		(5,513)
Total gains (losses) in income statement	(37)	30
Total gains/(losses) recorded in other comprehensive income		(6)
Purchases and other additions	700	269
Sales	(98)	(193)
Assets at end of period	1,866	1,301
Net unrealised gains (losses) on financial instruments held at the end of the year	(26)	34
Level 3 | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period		(539)
Total gains (losses) recorded in income statement		539
Level 3 | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period		(2,045)
Removal of discontinued UK and Europe operations		2,045
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2)	(1,258)
Removal of discontinued UK and Europe operations		1,258
Total gains (losses) recorded in income statement	15
Total gains/(losses) recorded in other comprehensive income	(1)
Purchases and other additions	(520)	(2)
Sales	14
Liabilities at end of period	(494)	(2)
Net unrealised gains (losses) on financial instruments held at the end of the year	13
Level 3 | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,760)	(4,335)
Removal of discontinued UK and Europe operations		451
Total gains (losses) recorded in income statement	(1)	(28)
Total gains/(losses) recorded in other comprehensive income	(1)	(11)
Issues	(475)	(143)
Settlements	648	306
Liabilities at end of period	$ (3,589)	(3,760)
Net unrealised gains (losses) on financial instruments held at the end of the year		$ (4)